Business Combinations - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 307,970	₨ 246,989	₨ 139,127	$ 3,747
Transaction costs related to business acquisition			175
Business combination acquistion rate	100.00%	100.00%
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total consideration			13,801
Cash and cash equivalents acquired			1,026
Trade receivables acquired			1,159
Goodwill	₨ 40,630	₨ 102,510	9,660
IVIA [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			1,643
ETT [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration			215
Discounted Fair Value Of Contingent Consideration			196
ETT [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable			305
ETT [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable			₨ 0
ETT [Member] | Discounted cash flow [member] | Eighteen Months ending March 31 2022 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent			7.40%
Eximius [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration			₨ 1,695
Discounted Fair Value Of Contingent Consideration			1,637
Eximius [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable			1,738
Eximius [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable			₨ 0
Eximius [Member] | Discounted cash flow [member] | Two years ending March31 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent			2.30%
IVIA Servicos de Informatica Ltda [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration			₨ 525
Discounted Fair Value Of Contingent Consideration			460
IVIA Servicos de Informatica Ltda [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable			746
IVIA Servicos de Informatica Ltda [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable			₨ 0
IVIA Servicos de Informatica Ltda [Member] | Discounted cash flow [member] | Three years ending September30 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent			5.70%
Encore Theme Technologies Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			₨ 849
Eximius Design LLC and and Eximius Design India Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			6,041
4C NV and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			₨ 5,268
Capco And Its Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		109,530
Cash and cash equivalents acquired		4,278
Goodwill		81,890
Ampion Holdings Pty Ltd and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		9,102
Cash and cash equivalents acquired		855
Goodwill		6,322
Edgile, LLC [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		17,176
Cash and cash equivalents acquired		907
Goodwill		12,993
Undiscounted Fair Value Of Contingent Consideration		1,531
Discounted Fair Value Of Contingent Consideration		1,462
Edgile, LLC [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		2,230
Edgile, LLC [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		0
Edgile, LLC [Member] | Discounted cash flow [member] | Two Years Ending December 31 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent	2.90%			2.90%
LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		1,625
Cash and cash equivalents acquired		145
Goodwill		₨ 1,305
Convergence Acceleration Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	₨ 5,587
Cash and cash equivalents acquired	127
Goodwill	3,347
Undiscounted Fair Value Of Contingent Consideration	1,804
Discounted Fair Value Of Contingent Consideration	1,662
Convergence Acceleration Solutions, LLC [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Total consideration	5,587
Convergence Acceleration Solutions, LLC [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	2,277
Convergence Acceleration Solutions, LLC [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	₨ 0
Convergence Acceleration Solutions, LLC [Member] | Discounted cash flow [member] | Three Years Ending March312023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent	4.58%			4.58%
Rizing Intermediate Holdings Inc and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	₨ 43,845
Cash and cash equivalents acquired	2,114
Goodwill	37,283
Rizing Intermediate Holdings Inc and its subsidiaries [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Consideration in cash	₨ 43,845